SYMETRA LIFE INSURANCE COMPANY
               Symetra Deferred Variable Annuity Account

                       Supplement to Prospectus
                     Supplement dated May 1, 2006
            to Prospectus dated May 1, 1998 as supplemented

   The disclosure set forth below replaces the information under the heading
         "Fund Annual Expenses" found on page 2 of the prospectus and any other prior supplements.
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             SYMETRA DEFERRED VARIABLE ANNUITY ACCOUNT
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PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS
The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2005. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its ffiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

                       Fund Annual Expenses(i)
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(i) Please see footnote 4 on page 3 of the Prospectus dated May 1, 1998.
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													Net Total
													Annual
										  Total     Contractual Portfolio
								     Distribution Annual    Expense	Operating
PORTFOLIO					Management Other     Service	  Portfolio Waiver or	Expenses (After
                 		 		Fees	   Expenses  (12b-1)	  Operating Reimburse-	    any
								     Fees	  Expenses  ment	reimbursement
													and waiver
	    	    	        									agreements)
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Pioneer Bond VCT Portfolio -- Class I Shares    0.50%	   None	     0.33%	  0.83%	    -0.21% (1)	0.62%
Pioneer Fund VCT Portfolio -- Class I Shares    0.65%	   None	     0.05%	  0.70%	      --	0.70%
Pioneer Growth Opportunities VCT Portfolio --
Class I Shares                                  0.74%	   None	     0.06%	  0.80%	    -0.01% (2)	0.79%
Pioneer Mid Cap Value  VCT Portfolio --
Class I Shares                                  0.65%	   None	     0.06%	  0.71%	      --	0.71%
Pioneer Small Cap Value II VCT Portfolio --
Class I Shares 	                                0.75%	   None	     0.22%	  0.97%	      --	0.97%

Money Market VIP (3)                            0.37%	  0.23%	     None	  0.60%       --	0.60%
DWS International Portfolio - Class B Shares(3) 0.86%	  0.30%	     0.25%	  1.41%	      --	1.41%
DWS Capital Growth Portfolio - Class B Shares(4)0.46%	  0.18%	     0.25%	  0.89%	    -0.03%	0.86%
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The above portfolio expenses were provided by the Funds.  We have not independently verified the accuracy of the information.
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(1) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond such date.

(2) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.79% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed
    0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007.

(3) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, A and B share classes respectively: DWS International
    VIP - Class B (1.37%) and Money Market VIP - Class A (0.68%).

(4) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: DWS Capital Growth VIP - Class B (0.86%).






EXAMPLES:
Changes to the portfolio expenses affect the results of the expense Examples in your Prospectus and any previous supplements.  Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your Contract Value.

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